Subsequent Events - Additional Information (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2026 USD ($) Vessel	Dec. 31, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | Vessel	90
Loan | $	$ 5,755,117	$ 5,665,547